Stock-Based Compensation, U.S. Cellular, Overview and Valuation model (Details) (U.S. Cellular)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2005 Long-Term Incentive Plan
Stock-based compensation, overview
Terms of award	Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 Long-Term Incentive Plan | Stock Options
Stock-based compensation, overview
Terms of award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
2005 Long-Term Incentive Plan | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Mar. 31, 2013
2005 Long-Term Incentive Plan | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	Oct. 15, 2022
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock-based compensation, overview
Terms of award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of award	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
2009 Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of award	The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.
US Cellular Common Shares | 2005 Long-Term Incentive Plan
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	5,662,000
US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Black Scholes valuation model assumptions
Expected life	4 years 6 months	4 years 4 months
Expected annual volatility rate, minimum	40.70%	43.40%	26.90%
Expected annual volatility rate, maximum	42.60%	44.80%	43.90%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate, minimum	0.50%	0.70%	0.40%
Risk-free interest rate, maximum	0.90%	2.00%	3.10%
Estimated annual forfeiture rate, minimum	0.00%	0.00%	0.00%
Estimated annual forfeiture rate, maximum	9.10%	7.80%	8.40%
US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options | Minimum
Black Scholes valuation model assumptions
Expected life			11 months
US Cellular Common Shares | 2005 Long-Term Incentive Plan | Stock Options | Maximum
Black Scholes valuation model assumptions
Expected life			8 years
US Cellular Common Shares | Non-Employee Directors' Plan
Stock-based compensation, overview
Shares reserved for equity awards granted and to be granted	25,000